SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation method of property and equipment	Straight-line method
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years